Schedule of Inventories (Detail) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials		$ 360,019	$ 278,947
Work-in-process		91,153	39,192
Finished goods		5,922	2,100
Total inventories	$ 1,033,966	$ 457,094	$ 320,239